Income Taxes - Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	¥ 2,404,676,422	¥ 998,299,456	¥ 87,465,046
Foreign	279,748,549	947,947,297	7,294,643
Total	¥ 2,684,424,971	¥ 1,946,246,753	¥ 94,759,689